Equity - Treasury Stock - Additional Information (Details) - shares	1 Months Ended				12 Months Ended
	Oct. 31, 2023	May 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Equity
Treasury stock as a percentage of capital, held by parent					1.23%	1.33%
Treasury stock | Class B, Preference shares
Equity
Number of shares delivered to eligible employees as a compensation for the Restricted Share Unit Retention Plan					681,585	370,746
Treasury stock | Class B, Preference shares | Restricted share unit retention plan
Equity
Number of shares delivered to eligible employees as a compensation for the Restricted Share Unit Retention Plan	681,585	681,585	681,585	370,746
Treasury stock | Class A and Class B shares
Equity
Treasury stock as a percentage of capital, held by parent					1.20%	1.30%